Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 4,089	$ 3,115	$ 4,032
Operating income (loss)	902	(107)	478
Depreciation and amortization	526	566	614
Expenditures for long-lived assets	(208)	(226)	(342)
Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,812	2,164	2,293
Global Gaming
Segment Reporting Information [Line Items]
Revenue	1,112	837	1,648
Digital & Betting
Segment Reporting Information [Line Items]
Revenue	165	115	91
Operating Segments
Segment Reporting Information [Line Items]
Revenue	4,089	3,115	4,032
Operating income (loss)	1,164	436	877
Depreciation and amortization	366	392	416
Expenditures for long-lived assets	(203)	(224)	(334)
Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,812	2,164	2,293
Operating income (loss)	1,088	642	697
Depreciation and amortization	225	231	225
Expenditures for long-lived assets	(123)	(149)	(167)
Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	1,112	837	1,648
Operating income (loss)	43	(212)	222
Depreciation and amortization	126	146	173
Expenditures for long-lived assets	(67)	(64)	(154)
Operating Segments | Digital & Betting
Segment Reporting Information [Line Items]
Revenue	165	115	91
Operating income (loss)	33	6	(43)
Depreciation and amortization	15	15	18
Expenditures for long-lived assets	(13)	(11)	(13)
Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0
Operating income (loss)	(262)	(544)	(399)
Depreciation and amortization	160	175	198
Expenditures for long-lived assets	(6)	(2)	(8)
Service
Segment Reporting Information [Line Items]
Revenue	3,483	2,640	3,101
Service | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,690	2,043	2,183
Service | Global Gaming
Segment Reporting Information [Line Items]
Revenue	630	483	842
Service | Digital & Betting
Segment Reporting Information [Line Items]
Revenue	163	114	76
Service | Operating Segments
Segment Reporting Information [Line Items]
Revenue	3,483	2,640	3,101
Service | Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,690	2,043	2,183
Service | Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	630	483	842
Service | Operating Segments | Digital & Betting
Segment Reporting Information [Line Items]
Revenue	163	114	76
Service | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0
Product
Segment Reporting Information [Line Items]
Revenue	606	476	931
Product | Global Lottery
Segment Reporting Information [Line Items]
Revenue	123	121	110
Product | Global Gaming
Segment Reporting Information [Line Items]
Revenue	482	354	806
Product | Digital & Betting
Segment Reporting Information [Line Items]
Revenue	1	1	15
Product | Operating Segments
Segment Reporting Information [Line Items]
Revenue	606	476	931
Product | Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	123	121	110
Product | Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	482	354	806
Product | Operating Segments | Digital & Betting
Segment Reporting Information [Line Items]
Revenue	1	1	15
Product | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	$ 0	$ 0	$ 0